Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 47,085		$ 26,173		$ 101,524
EXPENSES
Brokerage fees (MS&Co.)	4,922,392		6,089,854		6,542,580
Management fees	1,421,434		2,029,951		2,180,861
Total Expenses	6,343,826		8,119,805		8,723,441
NET INVESTMENT LOSS	(6,296,741)		(8,093,632)		(8,621,917)
Trading profit (loss):
Net realized	(4,389,057)		12,254,509		13,688,766
Net change in unrealized	(1,358,603)		(3,090,961)		5,827,245
Proceeds from Litigation	0		0		40,052
Total Trading Results	(5,747,660)		9,163,548		19,556,063
NET INCOME (LOSS)	(12,044,401)		1,069,916		10,934,146
Net Income (Loss) Allocation
Limited Partners	(11,911,182)		1,057,020		10,821,260
General Partner	(133,219)		12,896		112,886
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (3.11)	[1]	$ 0.23	[1]	$ 1.99	[1]
General Partner (in dollars per unit)	$ (3.11)	[1]	$ 0.23	[1]	$ 1.99	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,058,365.483		4,895,765.651		5,695,372.532
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	31,004		25,512		75,972
EXPENSES
Brokerage fees (MS&Co.)	3,165,936		4,290,866		4,979,646
Management fees	1,055,312		1,430,289		2,199,344
Total Expenses	4,221,248		5,721,155		7,178,990
NET INVESTMENT LOSS	(4,190,244)		(5,695,643)		(7,103,018)
Trading profit (loss):
Net realized	5,466,229		320,492		9,247,401
Net change in unrealized	(1,195,450)		(41,455)		3,577,552
Proceeds from Litigation	0		80		6,177
Total Trading Results	4,270,779		279,117		12,831,130
NET INCOME (LOSS)	80,535		(5,416,526)		5,728,112
Net Income (Loss) Allocation
Limited Partners	75,477		(5,354,560)		5,668,654
General Partner	5,058		(61,966)		59,458
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.08)	[1],[2]	$ (0.82)	[1]	$ 0.80	[1]
General Partner (in dollars per unit)	$ (0.08)	[1],[2]	$ (0.82)	[1]	$ 0.80	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	5,244,174.299		6,933,482.137		8,728,567.186
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	41,509		31,131		94,057
EXPENSES
Brokerage fees (MS&Co.)	3,507,794		4,603,077		5,305,620
Management fees	876,948		1,251,170		1,768,540
Total Expenses	4,384,742		5,854,247		7,074,160
NET INVESTMENT LOSS	(4,343,233)		(5,823,116)		(6,980,103)
Trading profit (loss):
Net realized	(1,128,261)		8,058,605		12,177,274
Net change in unrealized	(792,102)		(966,104)		1,973,180
Proceeds from Litigation	0		0		40,150
Total Trading Results	(1,920,363)		7,092,501		14,190,604
NET INCOME (LOSS)	(6,263,596)		1,269,385		7,210,501
Net Income (Loss) Allocation
Limited Partners	(6,186,843)		1,254,790		7,136,913
General Partner	$ (76,753)		$ 14,595		$ 73,588
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.25)	[1]	$ 0.20	[1]	$ 0.98	[1]
General Partner (in dollars per unit)	$ (1.25)	[1]	$ 0.20	[1]	$ 0.98	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,846,874.575		6,123,882.782		7,530,886.296

[1]	Based on change in Net Asset Value per Unit.
[2]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.